UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2015

Date of reporting period:	5/31/2015

Item 1.	Schedule of Investments

Prudential High Yield Fund

Schedule of Investments

as of May 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.8%
ASSET-BACKED SECURITIES(a) — 0.1%
Collateralized Loan Obligations
Baker Street CLO II Ltd. (Cayman Islands), Series 2006-1A, Class E, 144A	4.225%	10/15/19	2,851	$2,777,265
Bridgeport CLO Ltd., Series 2007-2A, Class D, 144A(b)	4.520%	06/18/21	2,261	2,116,663

TOTAL ASSET-BACKED SECURITIES (cost $3,236,532)				4,893,928

BANK LOANS(a) — 1.5%
Capital Goods — 0.1%
Neff Rental LLC	7.250%	06/09/21	4,573	4,527,675

Chemicals — 0.2%
Solenis International LP	7.750%	07/29/22	7,500	7,252,500

Energy - Integrated — 0.1%
Fieldwood Energy LLC	8.375%	09/30/20	3,000	2,469,999

Energy - Other — 0.1%
Amern Energy Marcellus LLC	8.500%	08/04/21	3,825	2,538,844

Gaming — 0.1%
CCM Merger, Inc.	4.500%	08/06/21	3,218	3,234,121
Golden Nugget, Inc.	5.500%	11/21/19	1,466	1,479,446

				4,713,567

Healthcare & Pharmaceutical
Radnet Mgmt., Inc.	8.000%	03/25/21	480	474,600

Lodging — 0.1%
Four Seasons Holdings, Inc.	6.250%	12/28/20	1,750	1,756,562

Technology — 0.8%
Evergreen Skills Lux Sarl (Luxembourg)	9.250%	04/28/22	16,500	15,633,750
Kronos, Inc.	9.750%	04/30/20	11,934	12,301,405

				27,935,155

TOTAL BANK LOANS (cost $54,017,609)				51,668,902

CORPORATE BONDS — 95.0%
Aerospace & Defense — 1.4%
Alliant Techsystems, Inc., Gtd. Notes, 144A	5.250%	10/01/21	3,050	3,164,375
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	5.750%	03/15/22	2,250	2,053,125
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	6.000%	10/15/22	3,525	3,194,531
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	6.125%	01/15/23	2,832	2,577,120
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/18	2,000	2,107,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	7.500%	03/15/25	3,275	3,131,719
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.750%	03/15/20	975	1,006,687
Esterline Technologies Corp., Gtd. Notes	7.000%	08/01/20	3,940	4,107,450
LMI Aerospace, Inc., Sec’d. Notes, 144A	7.375%	07/15/19	3,925	3,905,375
Sequa Corp., Gtd. Notes, 144A (original cost $8,050,719; purchased 12/10/12-12/17/13)(b)(c)(d)	7.000%	12/15/17	8,000	5,280,000
TransDigm, Inc., Gtd. Notes	6.000%	07/15/22	6,325	6,411,969
TransDigm, Inc., Gtd. Notes(c)	6.500%	07/15/24	6,325	6,451,500
TransDigm, Inc., Gtd. Notes(c)	7.500%	07/15/21	5,200	5,629,000

				49,020,351

Automotive — 3.3%
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%		03/15/21	5,225	5,525,437
American Axle & Manufacturing, Inc., Gtd. Notes(c)	6.625%		10/15/22	5,225	5,610,344
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	700	798,000
American Tire Distributors, Inc., Sr. Subordinated, 144A	10.250%		03/01/22	12,000	12,690,000
Chrysler Group LLC, Sec’d. Notes	8.250%		06/15/21	4,000	4,418,000
Dana Holding Corp., Sr. Unsec’d. Notes(c)	5.375%		09/15/21	2,550	2,655,187
Dana Holding Corp., Sr. Unsec’d. Notes	6.750%		02/15/21	6,960	7,368,900
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes, 144A(c)	5.250%		04/15/23	5,875	5,904,375
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $9,700,000; purchased 06/12/14)(b)(c)(d)	6.000%		07/15/22	9,700	8,948,250
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	2,225	2,371,118
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(c)	5.625%		02/01/23	650	692,250
Lear Corp., Gtd. Notes	4.750%		01/15/23	775	784,688
Lear Corp., Gtd. Notes	5.250%		01/15/25	8,700	8,787,000
Meritor, Inc., Gtd. Notes(c)	6.250%		02/15/24	5,575	5,665,594
Meritor, Inc., Gtd. Notes	6.750%		06/15/21	8,180	8,486,750
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%		05/15/23	8,200	8,292,250
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.750%		11/15/22	1,800	1,962,000
Titan International, Inc., Sr. Sec’d. Notes(c)	6.875%		10/01/20	4,350	4,018,312
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(c)	4.500%		04/29/22	8,550	8,699,625
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(c)	4.750%		04/29/25	10,550	10,550,000

					114,228,080

Banking — 1.2%
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19	6,650	6,634,040
Bank of America Corp., Jr. Sub. Notes	5.200	%(a)	12/31/49	2,975	2,848,563
Citigroup, Inc., Jr. Sub. Notes(c)	5.800	%(a)	12/31/49	9,440	9,510,800
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(a)	12/31/49	3,875	3,865,313
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	5,025	5,037,562
Morgan Stanley, Jr. Sub. Notes	5.550	%(a)	12/31/49	6,550	6,574,562
Wells Fargo & Co., Jr. Sub. Notes(c)	5.900	%(a)	12/31/49	5,025	5,175,750

					39,646,590

Building Materials & Construction — 4.4%
Beazer Homes USA, Inc., Gtd. Notes(c)	5.750%		06/15/19	7,225	7,062,437
Beazer Homes USA, Inc., Gtd. Notes	7.250%		02/01/23	1,425	1,389,375
Beazer Homes USA, Inc., Gtd. Notes(c)	7.500%		09/15/21	9,725	9,773,625
Beazer Homes USA, Inc., Gtd. Notes(c)	9.125%		05/15/19	4,250	4,409,375
Brookfield Residential Properties, Inc. (Canada), Sr. Notes, 144A	6.375%		05/15/25	4,100	4,084,625
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%		07/01/22	6,623	6,656,115
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $6,245,000; purchased 10/27/14)(b)(d)	5.375%		11/15/24	6,245	6,295,709
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $2,215,000; purchased 04/19/13)(b)(d)	6.750%		05/01/21	2,000	2,117,500
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	7,400	8,399,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%		01/11/25	2,750	2,704,488
D.R. Horton, Inc., Gtd. Notes	4.750%		02/15/23	10,300	10,351,500
D.R. Horton, Inc., Gtd. Notes	6.500%		04/15/16	100	103,500
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%		12/15/21	5,475	5,694,000
James Hardie International Finance Ltd. (Australia), Gtd. Notes, 144A	5.875%		02/15/23	4,050	4,212,000

KB Home, Gtd. Notes	7.000%	12/15/21	2,800	2,912,000
KB Home, Gtd. Notes(c)	7.500%	09/15/22	5,420	5,691,000
KB Home, Gtd. Notes(c)	7.625%	05/15/23	4,725	4,890,375
Lennar Corp., Gtd. Notes(c)	4.750%	05/30/25	6,575	6,427,063
Meritage Homes Corp., Gtd. Notes, 144A(b)	6.000%	06/01/25	3,575	3,606,281
Ryland Group, Inc. (The), Gtd. Notes	5.375%	10/01/22	3,675	3,730,125
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/23	2,000	2,060,000
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	6.125%	04/01/25	5,750	5,922,500
Standard Pacific Corp., Gtd. Notes	5.875%	11/15/24	1,752	1,822,080
Standard Pacific Corp., Gtd. Notes(c)	6.250%	12/15/21	3,225	3,434,625
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18	350	400,750
Standard Pacific Corp., Gtd. Notes(c)	8.375%	01/15/21	2,700	3,159,000
Standard Pacific Corp., Gtd. Notes(c)	10.750%	09/15/16	2,725	3,017,938
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	4,300	4,224,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%	04/15/23	7,400	7,501,750
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	825	845,625
USG Corp., Gtd. Notes, 144A	5.500%	03/01/25	725	750,375
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	9,375	9,773,437
William Lyon Homes, Inc., Gtd. Notes(c)	7.000%	08/15/22	5,775	6,006,000

				149,428,923

Cable — 3.5%
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18	3,000	3,288,750
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	8,475	9,396,656
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(c)	5.250%	03/15/21	620	630,850
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	09/30/22	500	507,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(c)	5.750%	09/01/23	4,729	4,882,692
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(c)	5.750%	01/15/24	1,230	1,266,900
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23	5,650	5,678,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(c)	5.375%	05/01/25	4,475	4,508,563
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(c)	5.875%	05/01/27	23,017	23,189,627
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	8,690	8,212,050
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	10,360	9,816,100
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	5,025	5,125,500
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	1,600	1,742,000
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	875	969,063
DISH DBS Corp., Gtd. Notes(c)	5.875%	07/15/22	3,075	3,136,500
DISH DBS Corp., Gtd. Notes(c)	5.875%	11/15/24	4,025	4,035,063
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	4.875%	05/15/22	3,700	3,663,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(c)	5.500%	08/01/23	12,750	11,710,110
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(c)	7.250%	10/15/20	4,600	4,663,250
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(c)	5.750%	01/15/23	8,683	9,008,612

Unitymedia KabelBW GmbH (Germany), Gtd. Notes, 144A(c)	6.125%	01/15/25	2,875	2,975,625

				118,406,661

Capital Goods — 7.4%
ADS Waste Holdings, Inc., Gtd. Notes	8.250%	10/01/20	5,025	5,295,094
AECOM Technology Corp., Gtd. Notes, 144A	5.875%	10/15/24	10,025	10,426,000
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	5,325	5,338,312
Apex Tool Group LLC, Gtd. Notes, 144A (original cost $1,880,000; purchased 09/17/14)(b)(c)(d)	7.000%	02/01/21	2,000	1,820,000
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	8,700	9,341,625
Belden, Inc., Gtd. Notes, 144A	5.500%	09/01/22	3,800	3,895,000
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $2,062,875; purchased 01/16/14-02/12/14)(b)(d)	7.000%	02/01/19	2,025	2,090,813
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A (original cost $4,650,000; purchased 11/22/13)(b)(d)	8.500%	12/01/21	4,650	4,464,000
Case New Holland, Inc., Gtd. Notes	7.875%	12/01/17	4,335	4,795,594
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23	7,575	7,802,250
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	3,200	3,264,000
Clean Harbors, Inc., Gtd. Notes(c)	5.250%	08/01/20	4,900	5,034,750
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $4,857,500; purchased 04/08/13-12/11/14)(b)(d)	8.750%	12/15/19	4,500	4,533,750
CNH Industrial Capital LLC, Gtd. Notes(c)	3.625%	04/15/18	3,027	3,030,784
Dycom Investments, Inc., Gtd. Notes	7.125%	01/15/21	5,275	5,551,937
EnPro Industries, Inc., Gtd. Notes, 144A	5.875%	09/15/22	4,575	4,746,563
General Cable Corp., Gtd. Notes(c)	5.750%	10/01/22	5,487	5,020,605
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $6,000,000; purchased 11/10/14)(b)(d)	8.250%	12/01/22	6,000	6,360,000
Griffon Corp., Gtd. Notes	5.250%	03/01/22	11,500	11,557,500
H&E Equipment Services, Inc., Gtd. Notes(c)	7.000%	09/01/22	12,255	12,929,025
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%	10/15/17	5,925	6,176,812
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $11,404,406; purchased 01/24/14-05/06/15)(b)(c)(d)	6.875%	02/15/21	11,760	9,790,200
Laureate Education, Inc., Gtd. Notes, 144A	10.000%	09/01/19	16,445	15,910,537
Manitowoc Co., Inc. (The), Gtd. Notes	5.875%	10/15/22	2,450	2,646,000
Modular Space Corp., Sec’d. Notes, 144A (original cost $2,550,000; purchased 02/19/14)(b)(d)	10.250%	01/31/19	2,550	2,173,875
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $7,483,674; purchased 04/12/13-11/10/14)(b)(d)	7.875%	05/01/18	7,359	7,524,577
Rexel SA (France), Sr. Unsec’d. Notes, 144A(c)	6.125%	12/15/19	3,100	3,279,800
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18	2,000	2,050,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A (original cost $12,981,063; purchased 04/07/14-07/11/14)(b)(c)(d)	6.375%	05/01/22	12,900	12,900,000
Terex Corp., Gtd. Notes	6.000%	05/15/21	6,175	6,283,062
Terex Corp., Gtd. Notes	6.500%	04/01/20	4,225	4,425,688
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $5,471,120; purchased 10/10/13-02/02/15)(b)(d)	7.500%	02/15/19	5,404	5,495,436
United Rentals North America, Inc., Gtd. Notes(c)	5.500%	07/15/25	6,150	6,134,625
United Rentals North America, Inc., Gtd. Notes	5.750%	11/15/24	4,775	4,852,594
United Rentals North America, Inc., Gtd. Notes(c)	6.125%	06/15/23	2,700	2,821,500
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	2,400	2,586,000
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	15,930	17,403,525

United Rentals North America, Inc., Gtd. Notes	8.250%	02/01/21	3,213	3,457,991
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A(c)	9.750%	02/01/19	8,100	8,181,000
WireCo WorldGroup, Inc., Gtd. Notes	9.500%	05/15/17	10,575	9,781,875

				251,172,699

Chemicals — 4.0%
A Schulman, Inc., Gtd. Notes, 144A	6.875%	06/01/23	6,400	6,528,000
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holdings, Inc., Gtd. Notes, 144A	7.375%	05/01/21	7,600	8,246,000
Axiall Corp., Gtd. Notes	4.875%	05/15/23	2,100	2,068,500
Chemours Co./The, Sr. Unsec’d. Notes, 144A(c)	6.625%	05/15/23	5,950	6,039,250
Chemours Co./The, Sr. Unsec’d. Notes, 144A	7.000%	05/15/25	5,700	5,799,750
Chemtura Corp., Gtd. Notes(c)	5.750%	07/15/21	16,505	16,958,887
Eagle Spinco, Inc., Gtd. Notes	4.625%	02/15/21	2,675	2,648,250
Hexion U.S. Finance Corp, Sr. Sec’d. Notes, 144A	10.000%	04/15/20	4,575	4,849,500
Hexion U.S. Finance Corp., Sec’d. Notes	9.000%	11/15/20	21,905	17,524,000
Hexion U.S. Finance Corp., Sr. Sec’d. Notes	6.625%	04/15/20	11,475	10,815,188
Hexion U.S. Finance Corp., Sr. Sec’d. Notes	8.875%	02/01/18	7,750	7,110,625
Huntsman International LLC, Gtd. Notes, 144A(c)	5.125%	11/15/22	375	375,938
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	9,259	9,444,180
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(c)	6.500%	02/01/22	6,925	7,271,250
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	8,350	8,266,500
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $15,970,188; purchased 12/11/12-02/20/15)(b)(d)	8.750%	12/15/20	15,750	15,238,125
Tronox Finance LLC, Gtd. Notes(c)	6.375%	08/15/20	8,580	8,236,800

				137,420,743

Consumer — 2.1%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,100,000; purchased 05/09/12)(b)(d)	6.875%	06/15/19	3,100	3,262,750
Energizer Spinco, Inc., Sr. Unsec’d. Notes, 144A	5.500%	06/15/25	3,775	3,775,000
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	5,970	5,611,800
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	5,825	5,766,750
Interval Acquisition Corp., Gtd. Notes, 144A	5.625%	04/15/23	4,800	4,896,000
Service Corp. International, Sr. Unsec’d. Notes	4.500%	11/15/20	1,000	1,027,500
Service Corp. International, Sr. Unsec’d. Notes	5.375%	01/15/22	975	1,038,375
Service Corp. International, Sr. Unsec’d. Notes	5.375%	05/15/24	8,775	9,301,500
Service Corp. International, Sr. Unsec’d. Notes	7.000%	06/15/17	2,225	2,422,469
Spectrum Brands Escrow Corp., Gtd. Notes	6.375%	11/15/20	4,125	4,403,437
Spectrum Brands, Inc., Gtd. Notes, 144A	5.750%	07/15/25	4,800	4,944,000
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	20,336	20,030,960
West Corp., Gtd. Notes, 144A	5.375%	07/15/22	6,025	5,844,250

				72,324,791

Electric — 6.5%
AES Corp. (The), Sr. Unsec’d. Notes(c)	4.875%	05/15/23	2,375	2,280,000
AES Corp. (The), Sr. Unsec’d. Notes(c)	5.500%	03/15/24	2,375	2,386,875
AES Corp. (The), Sr. Unsec’d. Notes	7.375%	07/01/21	12,798	14,325,761
Calpine Corp., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	1,475	1,578,250
Calpine Corp., Sr. Sec’d. Notes, 144A(c)	7.875%	01/15/23	6,770	7,408,926
Calpine Corp., Sr. Unsec’d. Notes(c)	5.375%	01/15/23	11,125	11,180,625
Calpine Corp., Sr. Unsec’d. Notes(c)	5.500%	02/01/24	12,300	12,269,250
Calpine Corp., Sr. Unsec’d. Notes(c)	5.750%	01/15/25	7,375	7,421,094

Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	3,275	3,373,250
Covanta Holding Corp., Sr. Unsec’d. Notes(c)	6.375%	10/01/22	1,975	2,103,375
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	1,850	1,961,000
DPL, Inc., Sr. Unsec’d. Notes	6.500%	10/15/16	787	826,350
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	16,230	17,670,412
DPL, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/01/19	4,275	4,595,625
Dynegy, Inc., Gtd. Notes(c)	5.875%	06/01/23	7,925	7,885,375
Dynegy, Inc., Gtd. Notes, 144A	7.375%	11/01/22	29,025	30,911,625
Dynegy, Inc., Gtd. Notes, 144A(c)	7.625%	11/01/24	15,110	16,205,475
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	8.500%	10/01/21	1,000	962,500
GenOn Energy, Inc., Sr. Unsec’d. Notes(c)	9.500%	10/15/18	3,375	3,484,688
GenOn Energy, Inc., Sr. Unsec’d. Notes(c)	9.875%	10/15/20	13,825	14,239,750
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $4,212,047; purchased 06/07/13-04/09/15)(b)(d)	7.000%	06/30/23	4,300	4,085,000
Mirant Corp., Bonds(b)(e)	7.400%	07/15/49	2,675	2,675
Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B	9.125%	06/30/17	2,298	2,435,870
NRG Energy, Inc., Gtd. Notes(c)	6.250%	07/15/22	9,167	9,602,432
NRG Energy, Inc., Gtd. Notes	6.250%	05/01/24	9,700	9,918,250
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18	6,650	7,411,425
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21	4,980	5,334,825
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	4,125	4,337,850
NRG REMA LLC, Pass-Through Certificates, Series B(b)	9.237%	07/02/17	167	177,459
NRG REMA LLC, Pass-Through Certificates, Series C	9.681%	07/02/26	7,025	7,622,125
Red Oak Power LLC, Sr. Sec’d. Notes (original cost $224,500; purchased 05/27/15)(b)(d)	9.200%	11/30/29	200	224,000
RJS Power Holdings LLC, Gtd. Notes, 144A(c)	5.125%	07/15/19	5,875	5,830,937

				220,053,054

Energy - Integrated — 0.1%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	5,000	4,518,750

Energy - Other — 5.8%
Antero Resources Corp., Gtd. Notes(c)	5.125%	12/01/22	2,100	2,094,750
Bonanza Creek Energy, Inc., Gtd. Notes	5.750%	02/01/23	2,625	2,428,125
Bonanza Creek Energy, Inc., Gtd. Notes(c)	6.750%	04/15/21	3,775	3,652,312
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22	3,425	3,407,875
California Resources Corp., Gtd. Notes(c)	5.500%	09/15/21	4,600	4,358,500
California Resources Corp., Gtd. Notes(c)	6.000%	11/15/24	20,425	18,791,000
CGG SA (France), Gtd. Notes	6.500%	06/01/21	2,200	1,870,000
CGG SA (France), Gtd. Notes(c)	6.875%	01/15/22	1,465	1,252,575
CGG SA (France), Gtd. Notes(c)	7.750%	05/15/17	523	512,540
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	9,600	10,044,000
Compressco Partners LP/Compressco Finance, Inc., Gtd. Notes, 144A	7.250%	08/15/22	5,875	5,581,250
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	4,535	4,603,025
Concho Resources, Inc., Gtd. Notes(c)	6.500%	01/15/22	500	525,000
Denbury Resources, Inc., Gtd. Notes(c)	6.375%	08/15/21	3,010	2,987,425
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(c)	7.000%	08/15/21	3,450	3,441,375
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	2,450	2,541,875
EP Energy LLC/EP Energy Finance, Inc., Gtd. Notes(c)	9.375%	05/01/20	3,040	3,302,200
Halcon Resources Corp., Sec’d. Notes, 144A(c)	8.625%	02/01/20	3,950	4,009,250
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $9,700,000; purchased 05/20/15)(b)(d)	5.750%	10/01/25	9,700	9,693,937

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $5,153,250; purchased 03/19/13-04/24/15)(b)(d)	7.625%	04/15/21	4,775	4,977,937
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $1,653,750; purchased 03/15/13)(b)(d)	8.000%	02/15/20	1,500	1,560,000
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	3,175	2,944,813
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	8.500%	10/01/22	6,350	5,334,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	11,150	10,815,500
Memorial Resource Development Corp., Gtd. Notes, 144A	5.875%	07/01/22	5,200	5,083,000
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	6,025	6,235,875
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%	01/30/22	1,906	2,010,830
Parker Drilling Co., Gtd. Notes	6.750%	07/15/22	1,525	1,322,938
Parker Drilling Co., Gtd. Notes(c)	7.500%	08/01/20	2,000	1,840,000
PHI, Inc., Gtd. Notes	5.250%	03/15/19	3,525	3,410,438
Pioneer Energy Services Corp., Gtd. Notes	6.125%	03/15/22	2,375	1,923,750
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%	12/15/21	1,875	1,856,250
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20	2,000	1,980,000
QEP Resources, Inc., Sr. Unsec’d. Notes	5.250%	05/01/23	5,150	5,150,000
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	2,300	2,311,500
Range Resources Corp., Gtd. Notes(c)	5.000%	08/15/22	2,014	2,003,930
Rice Energy, Inc., Gtd. Notes, 144A	7.250%	05/01/23	5,800	6,032,000
Samson Investment Co., Gtd. Notes (original cost $13,264,291; purchased 02/08/12-09/10/14)(b)(d)	9.750%	02/15/20	12,805	1,056,413
Sanchez Energy Corp., Gtd. Notes(c)	6.125%	01/15/23	1,150	1,092,500
Sanchez Energy Corp., Gtd. Notes(c)	7.750%	06/15/21	2,425	2,473,500
SESI LLC, Gtd. Notes	6.375%	05/01/19	1,148	1,179,570
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes(c)	6.500%	07/15/22	1,800	1,129,500
Triangle USA Petroleum Corp., Sr. Unsec’d. Notes, 144A	6.750%	07/15/22	5,170	4,368,650
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%	11/01/20	7,150	6,560,125
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes, 144A	7.500%	02/15/23	6,000	6,255,000
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	7,305	7,451,100
WPX Energy, Inc., Sr. Unsec’d. Notes(c)	6.000%	01/15/22	13,558	13,659,685

				197,115,818

Foods — 4.7%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(c)	7.750%	10/01/22	10,850	11,080,562
ARAMARK Services, Inc., Gtd. Notes	5.750%	03/15/20	1,400	1,461,250
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	4,200	4,194,750
Burger King Worldwide Funds (Canada), Sec’d. Notes, 144A(c)	6.000%	04/01/22	7,125	7,388,625
CEC Entertainment, Inc., Gtd. Notes(c)	8.000%	02/15/22	10,350	10,505,250
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750%	01/01/20	5,275	5,551,937
Darling Ingredients, Inc., Gtd. Notes(c)	5.375%	01/15/22	4,950	4,980,938
DS Sevices of America, Inc. (Canada), Sec’d. Notes, 144A	10.000%	09/01/21	3,000	3,517,500
HJ Heinz Co., Sec’d. Notes, 144A	4.875%	02/15/25	8,575	9,239,562
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	6,050	6,276,875
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $6,448,688; purchased 06/11/14-07/04/14)(b)(c)(d)	5.875%	07/15/24	6,450	6,643,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,537,130; purchased 05/20/11-11/16/11)(b)(c)(d)	7.250%	06/01/21	3,675	3,882,638
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $7,437,875; purchased 09/13/13-10/15/13)(b)(d)	7.250%	06/01/21	7,450	7,870,925

JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $6,615,000; purchased 05/20/15)(b)(d)	5.750%	06/15/25	6,615	6,681,150
Landry’s, Inc., Gtd. Notes, 144A (original cost $10,932,069; purchased 04/19/12-02/10/15)(b)(d)	9.375%	05/01/20	10,590	11,397,487
Pilgrim’s Pride Corp., Gtd. Notes, 144A(c)	5.750%	03/15/25	3,300	3,349,500
Post Holdings, Inc., Gtd. Notes(c)	7.375%	02/15/22	10,900	11,154,297
Post Holdings, Inc., Gtd. Notes, 144A(c)	6.000%	12/15/22	9,325	8,718,875
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	3,375	3,341,250
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A	10.250%	12/15/20	5,275	4,576,063
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	2,600	2,809,950
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	6,084	6,372,990
SUPERVALU, Inc., Sr. Unsec’d. Notes(c)	7.750%	11/15/22	2,875	3,083,438
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes (original cost $725,000; purchased 12/20/12)(b)(d)	8.875%	12/15/17	725	759,438
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $6,850,000; purchased 05/29/15)(b)(d)	8.000%	06/15/22	6,850	6,850,000
TreeHouse Foods, Inc., Gtd. Notes	4.875%	03/15/22	2,850	2,864,250
Wok Acquisition Corp., Gtd. Notes, 144A(c)	10.250%	06/30/20	7,171	7,386,130

				161,939,130

Gaming — 5.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes	9.000%	05/15/18	3,125	3,125,000
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	7,875	8,012,812
Boyd Gaming Corp., Gtd. Notes(c)	9.000%	07/01/20	7,191	7,838,190
CCM Merger, Inc., Gtd. Notes, 144A (original cost $13,837,063; purchased 03/14/12-05/21/14)(b)(c)(d)	9.125%	05/01/19	13,700	14,864,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	4.875%	11/01/20	400	414,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	5,677	5,946,657
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(c)	8.500%	12/01/21	12,725	13,361,250
Isle of Capri Casinos, Inc., Gtd. Notes(c)	8.875%	06/15/20	4,675	5,084,062
Isle of Capri Casinos, Inc., Gtd. Notes, 144A	5.875%	03/15/21	2,950	3,053,250
MGM Resorts International, Gtd. Notes(c)	5.250%	03/31/20	4,250	4,377,500
MGM Resorts International, Gtd. Notes(c)	6.625%	12/15/21	14,746	15,851,950
MGM Resorts International, Gtd. Notes(c)	6.750%	10/01/20	1,404	1,521,585
MGM Resorts International, Gtd. Notes(c)	7.625%	01/15/17	6,208	6,681,360
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	1,600	1,840,000
MTR Gaming Group, Inc., Sec’d. Notes(c)	11.500%	08/01/19	9,181	9,800,634
Penn National Gaming, Inc., Sr. Unsec’d. Notes(c)	5.875%	11/01/21	13,620	13,841,325
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	3,903	4,166,453
Pinnacle Entertainment, Inc., Gtd. Notes	7.750%	04/01/22	5,811	6,421,155
Scientific Games International, Inc., Gtd. Notes(c)	6.625%	05/15/21	24,200	18,513,000
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	2,375	2,297,813
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A(c)	7.000%	01/01/22	3,725	3,883,313
Station Casinos LLC, Gtd. Notes(c)	7.500%	03/01/21	7,540	8,030,100
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $14,016,313; purchased 05/16/13-05/14/15)(b)(d)	6.375%	06/01/21	14,200	13,561,000

				172,486,909

Healthcare & Pharmaceutical — 9.6%
Acadia Healthcare Co, Inc, Gtd. Notes, 144A	5.625%	02/15/23	4,950	5,061,375
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	2,870	2,970,450
Acadia Healthcare Co., Inc., Gtd. Notes	12.875%	11/01/18	4,003	4,423,315
Amsurg Corp., Gtd. Notes	5.625%	07/15/22	3,525	3,608,719
Biomet, Inc., Gtd. Notes	6.500%	08/01/20	6,400	6,768,000
Capella Healthcare, Inc., Gtd. Notes	9.250%	07/01/17	6,350	6,524,625

Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	6,475	6,620,687
Catamaran Corp., Gtd. Notes	4.750%	03/15/21	2,275	2,530,938
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	6,075	6,378,750
CHS/Community Health Systems, Inc., Gtd. Notes(c)	6.875%	02/01/22	9,900	10,568,349
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	13,077	13,894,312
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(c)	8.250%	01/15/19	3,925	3,875,937
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	6,075	6,378,750
Davita Healthcare Partners, Inc., Gtd. Notes	5.000%	05/01/25	5,675	5,639,531
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	11,170	12,231,150
Endo Finance LLC, Gtd. Notes, 144A(c)	5.750%	01/15/22	2,525	2,562,875
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A(c)	6.000%	02/01/25	2,000	2,025,000
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	4,450	4,539,000
HCA Holdings, Inc., Sr. Unsec’d. Notes(c)	6.250%	02/15/21	1,250	1,365,625
HCA Holdings, Inc., Sr. Unsec’d. Notes	7.750%	05/15/21	2,000	2,140,040
HCA, Inc., Gtd. Notes(c)	5.375%	02/01/25	33,125	34,118,750
HCA, Inc., Gtd. Notes	5.875%	05/01/23	3,525	3,807,000
HCA, Inc., Gtd. Notes	7.190%	11/15/15	3,537	3,625,425
HCA, Inc., Gtd. Notes	7.500%	11/15/95	2,700	2,689,875
HCA, Inc., Gtd. Notes	8.000%	10/01/18	5,584	6,505,360
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	2,400	2,502,000
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	1,525	1,563,125
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	2,375	2,452,188
HealthSouth Corp., Gtd. Notes	7.750%	09/15/22	1,153	1,213,533
Horizon Pharma Financing, Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/01/23	9,075	9,335,906
Kindred Healthcare, Inc., Gtd. Notes	6.375%	04/15/22	3,550	3,621,000
Kindred Healthcare, Inc., Gtd. Notes, 144A(c)	8.000%	01/15/20	4,725	5,108,906
Kindred Healthcare, Inc., Gtd. Notes, 144A(c)	8.750%	01/15/23	2,175	2,414,250
LifePoint Hospitals, Inc., Gtd. Notes(c)	5.500%	12/01/21	4,200	4,415,250
Mallinckrodt International Finance SA, Gtd. Notes(b)(f)	4.750%	04/15/23	6,925	6,648,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.500%	04/15/25	5,625	5,657,344
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750%	08/01/22	1,875	1,964,063
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	5,850	6,054,750
Ortho Clinical Diagnostics, Inc., Sr. Unsec’d. Notes, 144A(c)	6.625%	05/15/22	23,225	20,408,969
Quintiles Transnational Corp., Gtd. Notes, 144A	4.875%	05/15/23	3,625	3,679,375
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	13,550	13,617,750
Sterigenics-Nordion Holdings LLC, Sr. Unsec’d. Notes, 144A (original cost $5,799,375; purchased 05/08/15-05/11/15)(b)(c)(d)	6.500%	05/15/23	5,775	5,818,312
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	7,450	7,301,000
Tenet Healthcare Corp., Sr. Sec’d. Notes(c)	4.500%	04/01/21	1,000	990,000
Tenet Healthcare Corp., Sr. Sec’d. Notes(c)	4.750%	06/01/20	3,425	3,484,937
Tenet Healthcare Corp., Sr. Sec’d. Notes(c)	6.000%	10/01/20	1,625	1,738,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes(c)	6.750%	02/01/20	5,175	5,433,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	13,190	14,377,100
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(c)	5.000%	03/01/19	1,600	1,596,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	3,400	3,468,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	5.625%	12/01/21	1,750	1,815,625
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%	05/15/23	3,250	3,367,813

Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	3,975	4,348,650
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A	6.125%	04/15/25	19,865	20,659,600

				325,909,784

Insurance — 0.1%
CNO Financial Group, Inc., Sr. Unsec’d. Notes	5.250%	05/30/25	3,550	3,683,125

Lodging — 0.8%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp, Gtd. Notes	5.625%	10/15/21	13,325	14,041,219
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	2,300	2,532,760
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $3,050,000; purchased 05/05/15)(b)(d)	6.250%	05/15/25	3,050	3,057,625
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $6,734,250; purchased 07/17/14)(b)(d)	8.500%	10/15/22	6,150	6,888,000

				26,519,604

Media & Entertainment — 2.8%
AMC Entertainment, Inc., Gtd. Notes	9.750%	12/01/20	6,740	7,368,168
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	2,808	3,053,700
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	2,795	3,109,438
Carmike Cinemas, Inc., Sec’d. Notes	7.375%	05/15/19	3,175	3,362,325
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	2,825	2,952,125
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	2,225	2,319,563
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	3,450	3,462,765
Cinemark USA, Inc., Gtd. Notes(c)	5.125%	12/15/22	5,775	5,890,500
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	3,069	3,214,777
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	3,074	3,254,597
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(c)	7.625%	03/15/20	2,275	2,374,531
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	3,425	3,724,687
Gannett Co., Inc., Gtd. Notes, 144A	5.500%	09/15/24	2,250	2,289,375
Gray Television, Inc., Gtd. Notes(c)	7.500%	10/01/20	7,300	7,774,500
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30	2,000	2,190,000
LIN Television Corp., Gtd. Notes	6.375%	01/15/21	1,900	1,961,750
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%	06/15/22	2,500	2,562,500
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes	9.750%	04/01/21	3,750	4,153,125
Mood Media Corp. (Canada), Gtd. Notes, 144A(c)	9.250%	10/15/20	3,825	3,289,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance, Sr. Sec’d. Notes, 144A (original cost $2,400,000; purchased 07/30/13)(b)(d)	5.000%	08/01/18	2,400	2,472,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	4,075	4,217,625
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	2,925	2,935,969
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.625%	02/15/24	1,435	1,503,163
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(c)	6.000%	04/01/24	3,350	3,458,875
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(c)	6.500%	11/15/23	2,650	2,815,625
Sinclair Television Group, Inc., Gtd. Notes(c)	5.375%	04/01/21	5,050	5,138,375
Sinclair Television Group, Inc., Gtd. Notes(c)	6.125%	10/01/22	2,775	2,927,625
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	2,000	2,020,000

				95,797,183

Metals — 1.6%
AK Steel Corp., Gtd. Notes(c)	7.625%	10/01/21	3,800	3,192,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	2,600	2,788,500

ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	6.250%		03/01/21	6,700	7,068,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(c)	7.000%		02/25/22	3,485	3,807,362
Arch Coal, Inc., Gtd. Notes	7.250%		10/01/20	1,155	346,500
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%		04/01/20	1,400	1,428,000
CONSOL Energy, Inc., Gtd. Notes(c)	5.875%		04/15/22	5,025	4,685,812
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%		12/15/20	4,020	3,959,700
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(c)	7.000%		02/15/21	2,894	2,803,563
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250%		05/15/22	650	626,438
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(c)	8.250%		11/01/19	7,225	6,610,875
Graftech International Ltd., Gtd. Notes(c)	6.375%		11/15/20	1,925	1,809,500
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $4,299,203; purchased 11/26/14-01/29/15)(b)(c)(d)	8.250%		03/15/18	4,839	4,379,295
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%		04/15/20	4,445	4,639,469
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	6.250%		11/15/22	4,550	4,555,687
Peabody Energy Corp., Gtd. Notes(c)	6.000%		11/15/18	3,835	2,722,850
Peabody Energy Corp., Gtd. Notes(c)	6.250%		11/15/21	1,275	627,938

					56,051,989

Non-Captive Finance — 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%		05/15/19	1,625	1,651,406
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A(c)	4.500%		05/15/21	3,882	4,037,280
Aston Escrow Corp., Sr. Sec’d. Notes, 144A (original cost $15,975,000; purchased 07/22/14)(b)(d)	9.500%		08/15/21	15,975	9,904,500
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	700	725,760
CIT Group, Inc., Sr. Unsec’d. Notes(c)	5.000%		08/15/22	22,550	23,170,125
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	725	757,625
CIT Group, Inc., Sr. Unsec’d. Notes(c)	5.375%		05/15/20	1,000	1,061,250
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	1,725	1,822,031
ILFC E-Capital Trust II Ltd., Gtd. Notes, 144A	6.250	%(a)	12/21/65	4,275	4,210,875
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	7.125%		09/01/18	375	421,875
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	4,590	4,698,783
International Lease Finance Corp., Sr. Unsec’d. Notes(c)	6.250%		05/15/19	1,350	1,498,500
International Lease Finance Corp., Sr. Unsec’d. Notes	8.250%		12/15/20	1,150	1,397,250
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%		01/15/22	1,525	1,913,875
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%		09/01/17	3,600	4,077,000
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20	5,975	5,703,138
Navient Corp., Sr. Unsec’d. Notes	5.000%		10/26/20	1,500	1,496,250
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%		12/15/19	5,825	6,236,362
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21	6,725	7,195,750
Patriot Merger Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	2,400	2,427,000
SLM Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	7,300	8,230,750
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	9,825	10,095,187
Springleaf Finance Corp., Gtd. Notes	8.250%		10/01/23	1,150	1,311,000

					104,043,572

Packaging — 2.8%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%		04/15/19	4,400	4,521,000
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(c)	8.625%		06/15/19	5,057	5,392,374
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A(c)	9.125%		10/15/20	6,950	7,436,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(c)	6.000%		06/30/21	1,725	1,733,625

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(c)	6.250%	01/31/19	6,175	6,283,062
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(c)	6.750%	01/31/21	1,485	1,529,550
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	1,365	1,453,725
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	993	1,017,463
Berry Plastics Corp., Sec’d. Notes	9.750%	01/15/21	4,975	5,486,430
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Gtd. Notes, 144A	6.000%	06/15/17	5,310	5,363,100
Coveris Holdings SA, Gtd. Notes, 144A	7.875%	11/01/19	7,375	7,540,937
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	3,200	3,376,000
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	5,830	5,917,450
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,500,000; purchased 09/25/13-01/22/15)(b)(d)	6.500%	10/01/21	8,500	8,755,000
Reynolds Group Issuer, Inc., Gtd. Notes	9.875%	08/15/19	11,285	11,962,100
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes	5.750%	10/15/20	6,800	7,080,500
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes(c)	6.875%	02/15/21	725	764,875
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	3,225	3,249,188
Sealed Air Corp., Gtd. Notes, 144A(c)	5.250%	04/01/23	3,575	3,673,313
Sealed Air Corp., Gtd. Notes, 144A(c)	6.500%	12/01/20	1,425	1,588,875

				94,125,067

Paper — 0.3%
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	4,900	5,169,500
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A(c)	9.000%	12/15/19	3,975	3,855,750

				9,025,250

Pipelines & Other — 2.9%
AmeriGas Finance LLC, Gtd. Notes	7.000%	05/20/22	6,175	6,638,125
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	1,147	1,207,218
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%	12/15/20	2,750	2,880,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A(c)	6.250%	04/01/23	4,700	4,949,946
El Paso Corp., Gtd. Notes, GMTN	7.800%	08/01/31	750	880,078
El Paso Corp., Gtd. Notes, GMTN	8.050%	10/15/30	110	132,399
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%	10/15/20	3,650	4,170,125
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	4,275	4,328,437
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%	01/15/22	6,064	6,200,440
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	3,430	3,575,775
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	5,625	5,695,312
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	2,325	2,290,125
Markwest Energy Partners LP/Markwest Energy Finance Corp., Gtd. Notes(c)	4.875%	12/01/24	3,625	3,661,250
Markwest Energy Partners LP/Markwest Energy Finance Corp., Gtd. Notes	4.875%	06/01/25	2,375	2,360,156
PBF Logistics LP/PBF Logistics Finance Corp., Gtd. Notes, 144A	6.875%	05/15/23	2,600	2,648,750
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23	3,400	3,519,000
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(c)	5.750%	09/01/20	4,125	4,537,500

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $3,594,625; purchased 02/21/14-02/25/14)(b)(d)	5.625%	04/15/20	3,725	3,883,313
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $5,469,688; purchased 01/10/13-06/13/13)(b)(c)(d)	6.000%	01/15/19	5,525	5,815,062
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes, 144A(c)	5.625%	11/15/23	1,400	1,379,000
Southern Natural Gas Co., Gtd. Notes	8.000%	03/01/32	29	35,353
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	5,725	5,911,062
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	2,224	2,403,299
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375%	04/01/23	8,925	9,282,000
Targa Resources Partners LP, Gtd. Notes	4.250%	11/15/23	2,375	2,285,938
Targa Resources Partners LP, Gtd. Notes	6.875%	02/01/21	1,293	1,354,418
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%	10/01/20	2,650	2,774,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21	3,050	3,202,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A(c)	6.250%	10/15/22	2,475	2,617,313

				100,619,069

Real Estate Investment Trusts (REITs) — 1.6%
Communications Sales & Leasing, Inc., Gtd. Notes, 144A(c)	8.250%	10/15/23	2,015	2,055,300
CTR Partnership LP/Caretrust Capital Corp., Gtd. Notes	5.875%	06/01/21	500	513,750
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	3,000	3,150,000
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	3,450	3,588,000
ESH Hospitality, Inc., Gtd. Notes, 144A(c)	5.250%	05/01/25	3,475	3,501,062
Felcor Lodging LP, Gtd. Notes, 144A	6.000%	06/01/25	6,850	7,021,250
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	2,180	2,278,100
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	3,275	3,479,688
Omega Healthcare Investors, Inc., Gtd. Notes	6.750%	10/15/22	800	839,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	3,550	3,603,250
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	5.000%	04/15/23	4,107	4,107,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	4,825	5,066,250
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	2,975	3,123,750
Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A	5.375%	04/15/23	5,175	5,265,562
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	5,475	6,332,292

				53,924,254

Retailers — 3.5%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%	08/01/19	6,475	6,847,312
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20	3,675	3,013,500
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(c)	9.000%	03/15/19	8,225	7,299,687
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	2,150	2,187,625
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	10,025	10,461,599
Family Tree Escrow LLC, Sr. Sec’d. Notes, 144A	5.750%	03/01/23	4,150	4,378,250
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $9,538,835; purchased 06/06/13-12/03/14)(b)(d)	9.250%	06/15/21	9,350	10,121,375
Hot Topic, Inc., Sr. Unsec’d. Notes, PIK, 144A	12.000%	05/15/19	1,075	1,107,250
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	5,675	6,171,563
Men’s Wearhouse, Inc. (The), Gtd. Notes, 144A(c)	7.000%	07/01/22	8,325	8,824,500
Murphy Oil USA, Inc., Gtd. Notes	6.000%	08/15/23	1,975	2,098,438

Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A(c)	8.000%	10/15/21	24,398	26,166,855
Petsmart, Inc., Sr. Unsec’d. Notes, 144A	7.125%	03/15/23	9,375	9,937,500
PVH Corp., Sr. Unsec’d. Notes(c)	4.500%	12/15/22	2,900	2,943,500
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	12,475	12,974,000
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes(c)	8.500%	12/01/17	3,480	3,506,100

				118,039,054

Technology — 10.3%
Activision Blizzard, Inc., Gtd. Notes, 144A(c)	6.125%	09/15/23	1,225	1,350,563
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%	11/15/20	1,955	2,072,300
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	4,125	4,702,500
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	9.625%	10/15/18	5,420	5,596,150
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	13,350	13,931,259
Avaya, Inc., Sec’d. Notes, 144A(c)	10.500%	03/01/21	8,690	7,429,950
Blue Coat Holdings, Inc., Sr. Unsec’d. Notes, 144A(c)	8.375%	06/01/23	8,125	8,206,250
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	20,768	18,769,080
BMC Software, Inc., Sr. Unsec’d. Notes, PIK, 144A(c)	9.000%	10/15/19	17,200	14,104,000
Brightstar Corp., Gtd. Notes, 144A (original cost $5,379,588; purchased 11/23/10-06/13/12)(b)(d)	9.500%	12/01/16	5,305	5,487,492
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $7,372,509; purchased 07/26/13-08/09/13)(b)(d)	7.250%	08/01/18	7,450	7,897,000
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	11,320	11,857,700
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,525,000; purchased 03/21/13)(b)(c)(d)	11.000%	03/15/21	2,525	2,673,344
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	21,940	22,598,200
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25	8,550	8,656,875
CommScope, Inc., Gtd. Notes, 144A(c)	5.500%	06/15/24	3,925	3,910,281
CoreLogic, Inc., Gtd. Notes	7.250%	06/01/21	2,500	2,659,375
First Data Corp., Gtd. Notes(c)	10.625%	06/15/21	8,932	10,093,160
First Data Corp., Gtd. Notes	11.250%	01/15/21	6,787	7,618,407
First Data Corp., Gtd. Notes(c)	11.750%	08/15/21	29,217	33,416,944
First Data Corp., Gtd. Notes	12.625%	01/15/21	13,967	16,358,849
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	4,015	4,326,162
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $10,330,694; purchased 04/03/14-04/02/15)(b)(c)(d)	7.125%	05/01/21	10,300	10,480,250
Infor US, Inc., Gtd. Notes, 144A (original cost $12,554,000; purchased 03/18/15-04/09/15)(b)(c)(d)	6.500%	05/15/22	12,500	12,986,250
Interactive Data Corp., Gtd. Notes, 144A(c)	5.875%	04/15/19	1,250	1,264,063
Interactive Data Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%	12/15/17	8,830	8,896,225
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(c)	5.250%	08/01/23	11,900	11,900,000
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	11,275	11,077,687
Nortel Networks Ltd. (Canada), Gtd. Notes(f)	10.125%	07/15/13	2,100	1,932,000
Nortel Networks Ltd. (Canada), Gtd. Notes(b)(e)	10.750%	07/15/16	3,890	3,583,663
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	11,480	11,580,450
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	3,635	3,834,925
Presidio Holdings, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	5,225	5,342,562
Riverbed Technology, Inc., Gtd. Notes, 144A(c)	8.875%	03/01/23	6,780	6,771,525
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(c)	4.875%	10/15/23	6,075	6,196,500
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25	3,575	3,608,498
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%	01/15/19	11,615	12,442,569
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	5,770	5,135,300
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	8.125%	06/15/18	6,325	6,483,125
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	9.625%	06/15/18	13,300	13,383,125

				350,614,558

Telecommunications — 5.0%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A(c)	6.625%	02/15/23	2,970	3,077,663
Altice Finco SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	1,025	1,050,625
Altice SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	6,025	5,949,687
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	8,575	8,575,000
Altice US Finance II Corp., Sr. Unsec’d. Notes, 144A	7.750%	07/15/25	2,900	2,900,000
Altice US Finance SA (Luxembourg), Sr. Unsec’d. Notes, 144A	7.750%	07/15/25	4,075	4,075,000
CenturyLink, Inc., Sr. Unsec’d. Notes(c)	5.625%	04/01/20	700	730,625
CenturyLink, Inc., Sr. Unsec’d. Notes	6.875%	01/15/28	4,700	4,723,500
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%	01/15/23	4,273	4,504,810
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%	04/01/22	780	758,550
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	5,600	5,807,200
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	8,445	8,381,662
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20	3,640	4,077,164
Frontier Communications Corp., Sr. Unsec’d. Notes(c)	6.250%	09/15/21	1,475	1,420,609
Frontier Communications Corp., Sr. Unsec’d. Notes(c)	7.125%	01/15/23	1,981	1,896,808
Frontier Communications Corp., Sr. Unsec’d. Notes	8.500%	04/15/20	450	481,500
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	3,750	3,914,063
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	17,010	15,351,525
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	12,060	12,507,426
Sprint Communications, Inc., Gtd. Notes, 144A(c)	7.000%	03/01/20	1,575	1,738,406
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,265	2,596,256
Sprint Communications, Inc., Sr. Unsec’d. Notes(c)	7.000%	08/15/20	2,325	2,371,500
Sprint Corp., Gtd. Notes(c)	7.125%	06/15/24	7,990	7,730,325
Sprint Corp., Gtd. Notes	7.625%	02/15/25	11,000	10,790,340
Sprint Corp., Gtd. Notes	7.875%	09/15/23	6,000	6,101,400
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	7,375	7,697,656
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	5,900	6,291,170
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(c)	5.303%	05/30/24	7,400	7,696,000
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	13,800	14,386,500
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A(c)	6.500%	04/30/20	3,300	3,506,250
Windstream Holdings, Inc., Gtd. Notes(c)	6.375%	08/01/23	6,725	5,649,000
Windstream Holdings, Inc., Gtd. Notes(c)	7.500%	04/01/23	3,405	3,055,988

				169,794,208

Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	3,475	3,461,969

Tobacco — 0.2%
Vector Group Ltd., Gtd. Notes	7.750%	02/15/21	5,200	5,590,000

Transportation Services — 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.125%	06/01/22	6,900	6,917,250
Hertz Corp. (The), Gtd. Notes	5.875%	10/15/20	1,275	1,302,094
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	2,165	2,240,775
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $9,432,750; purchased 12/07/12-12/12/13)(b)(d)	8.375%	12/15/18	9,230	9,622,275
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	6,100	5,566,250
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875%	09/01/19	3,650	3,919,187

				29,567,831

TOTAL CORPORATE BONDS (cost $3,213,258,175)				3,234,529,016

	Shares
COMMON STOCKS
Adelphia Recovery Trust*(b)	2,000,000	2,000
DEX Media, Inc.*(c)	29,840	25,068
Newell Recovery LLC (original cost $23,194; purchased 08/22/12)*(b)(d)	100	250
Newell Recycling Southeast LLC (original cost $23,194; purchased 08/22/12)*(b)(d)	100	250
WKI Holding Co., Inc.*(b)	6,031	253,965

TOTAL COMMON STOCKS (cost $19,257,148)		281,533

PREFERRED STOCKS — 0.2%
Banking — 0.2%
Citigroup Capital XIII (Capital security, fixed to floating preferred), 7.875%(a)	153,000	3,976,470
Goldman Sachs Group, Inc. (The) (fixed to floating preferred), 6.375%(a)(c)	87,000	2,301,150

		6,277,620

Building Materials & Construction
New Millennium Homes LLC (original cost $0; purchased 05/27/1998)*(b)(d)	2,000	86,000
Cable
Adelphia Communications Corp. (Class A Stock)*(b)(e)	20,000	20

TOTAL PREFERRED STOCKS (cost $6,018,416)		6,363,640

	Units
WARRANTS*(g)
Chemicals
Hercules, Inc., expiring 03/31/29	230	9,883
Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17(b)	6,854	69

TOTAL WARRANTS (cost $0)		9,952

TOTAL LONG-TERM INVESTMENTS (cost $3,295,787,880)		3,297,746,971

SHORT-TERM INVESTMENTS — 19.7%

	Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $459,052)(h)	47,240	441,222
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $668,707,420; includes $559,825,492 of cash collateral for securities on loan)(h)(i)	668,707,420	668,707,420

TOTAL SHORT-TERM INVESTMENTS (cost $669,166,472)		669,148,642

TOTAL INVESTMENTS — 116.5% (cost $3,964,954,352)(j)		3,966,895,613
Liabilities in excess of other assets(k) — (16.5)%		(561,871,532)

NET ASSETS — 100.0%		$3,405,024,081

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDS	Credit Default Swap
CDX	Credit Derivative Index

CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2015.
(b)	Indicates a security or securities that has been deemed illiquid.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $548,430,540; cash collateral of $559,825,492 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Indicates a restricted security; the aggregate cost of the restricted securities is $322,230,426. The aggregate value, $302,730,503, is approximately 8.9% of net assets.
(e)	Represents issuer in default on interest payments. Non-income producing security.
(f)	Security is post-maturity; represents issuer in default on interest payments and/or principal repayments; non-income producing security.
(g)	The amount represent fair value of derivative instruments subject to equity contracts risk exposure as of May 31, 2015.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(j)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$3,974,181,823

Appreciation	85,711,437
Depreciation	(92,997,647)

Net Unrealized Depreciation	$(7,286,210)

The book basis may differ from tax basis due to certain tax-related adjustments.

(k)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at May 31, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at May 31, 2015(3)	Value at Trade Date	Unrealized Appreciation(5)
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.23	12/20/19	5.000%	29,400	$2,437,397	$1,484,700	$952,697

Cash of $1,500,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded credit default swap agreements at May 31, 2015.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at May 31, 2015(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(1):
NRG Energy, Inc.	03/20/16	4.100%	1,850	0.421%	$71,056	$—	$71,056	Goldman Sachs & Co.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of May 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$4,893,928	$—
Bank Loans	—	49,912,340	1,756,562
Corporate Bonds	—	3,224,468,346	10,060,670
Common Stocks	25,068	—	256,465
Preferred Stocks	6,277,620	—	86,020
Warrants	—	9,883	69
Affiliated Mutual Funds	669,148,642	—	—
Other Financial Instruments*
Exchange-traded credit default swaps	—	952,697	—
Over-the-counter credit default swaps	—	71,056	—

Total	$675,451,330	$3,280,308,250	$12,159,786

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Prudential Short Duration High Yield Income Fund

Schedule of Investments

as of May 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 97.3%
BANK LOANS(a) — 2.5%
Building Materials & Construction — 0.2%
Materis CHRYSO SA (France)	4.750%	08/13/21	EUR	3,000	$3,281,852

Chemicals — 0.2%
Axalta Coating Systems US Holdings	3.750%	02/01/20		2,365	2,364,308

Foods — 0.5%
Agrokor DD Spv2 (Croatia), PIK	9.500%	06/04/18	EUR	4,000	4,553,819
Jacobs Douwe Egberts (Netherlands)	4.250%	07/23/21	EUR	1,900	2,104,699

					6,658,518

Metals — 0.6%
FMG Resources (August 2006) Pty. Ltd. (Australia)	3.750%	06/30/19		2,984	2,698,449
Murray Energy Corp.	7.500%	04/16/20		6,000	5,826,000

					8,524,449

Technology — 0.6%
BMC Software Finance, Inc.	5.000%	09/10/20		5,000	4,909,090
Kronos, Inc.	9.750%	04/30/20		3,541	3,649,411

					8,558,501

Telecommunications — 0.4%
Communications Sales & Leasing, Inc.	5.000%	10/24/22		4,650	4,633,725

TOTAL BANK LOANS (cost $35,914,470)					34,021,353

CORPORATE BONDS — 94.6%
Aerospace & Defense — 1.7%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	4.750%	04/15/19		6,650	6,450,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/18		4,025	4,241,344
Ducommun, Inc., Gtd. Notes	9.750%	07/15/18		8,563	9,055,372
Esterline Technologies Corp., Gtd. Notes	7.000%	08/01/20		2,727	2,842,898

					22,590,114

Airlines — 1.4%
Continental Airlines Pass-Through Trust, Pass-Through Certificates, Series 2012-3, Class C	6.125%	04/29/18		18,400	19,366,000

Automotive — 1.9%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%	02/15/19		3,250	3,347,500
American Axle & Manufacturing, Inc., Gtd. Notes(b)	7.750%	11/15/19		3,500	3,990,000
FCA U.S. LLC/CG Co-Issuer, Inc., Sec’d. Notes(b)	8.250%	06/15/21		1,250	1,380,625
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes, 144A(b)	4.500%	04/15/20		1,925	1,958,688
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%	11/15/19		2,125	2,191,405
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(b)	6.250%	11/15/19		2,350	2,499,836
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.875%	08/15/18		6,425	6,682,000
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(b)	4.000%	04/29/20		4,000	4,070,000

					26,120,054

Building Materials & Construction — 7.2%
Beazer Homes USA, Inc., Gtd. Notes(b)	5.750%	06/15/19		3,925	3,836,688

Beazer Homes USA, Inc., Sr. Sec’d. Notes	6.625%	04/15/18	13,721	14,184,084
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	5,675	5,831,062
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $8,071,819; purchased 04/24/14-05/29/15)(c)(d)	6.750%	05/01/21	7,510	7,951,212
Cemex Espana SA Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19	4,000	4,400,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.500%	06/15/18	2,500	2,768,750
D.R. Horton, Inc., Gtd. Notes	3.625%	02/15/18	2,018	2,063,405
D.R. Horton, Inc., Gtd. Notes	6.500%	04/15/16	100	103,500
HD Supply, Inc., Gtd. Notes(b)	11.500%	07/15/20	3,500	4,095,000
KB Home, Gtd. Notes	4.750%	05/15/19	5,564	5,536,180
Lennar Corp., Gtd. Notes(b)	4.500%	06/15/19	4,200	4,305,000
Lennar Corp., Gtd. Notes	4.500%	11/15/19	5,975	6,079,562
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18	14,191	16,248,695
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	500	512,500
U.S. Concrete, Inc., Sr. Sec’d. Notes	8.500%	12/01/18	12,775	13,541,500
USG Corp., Sr. Unsec’d. Notes	6.300%	11/15/16	3,725	3,895,717
William Lyon Homes, Inc., Gtd. Notes	8.500%	11/15/20	1,600	1,740,000

				97,092,855

Cable & Satellite — 6.7%
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	7.750%	04/15/18	5,500	6,029,375
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	6,550	7,262,312
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.500%	04/30/21	10,595	11,144,616
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%	01/15/19	2,140	2,224,263
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	7.625%	07/15/18	4,218	4,671,435
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	4,250	4,717,500
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	8.625%	02/15/19	250	285,000
DISH DBS Corp., Gtd. Notes(b)	4.250%	04/01/18	3,445	3,539,738
DISH DBS Corp., Gtd. Notes(b)	4.625%	07/15/17	5,000	5,193,750
DISH DBS Corp., Gtd. Notes(b)	7.875%	09/01/19	5,509	6,225,170
Harron Communications LP/Harron Finance Corp., Sr. Unsec’d. Notes, 144A(c)	9.125%	04/01/20	4,000	4,335,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(b)	7.250%	04/01/19	11,592	11,881,800
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(b)	7.250%	10/15/20	2,815	2,853,706
Numericable-SFR SAS (France), Sr. Sec’d. Notes, 144A	4.875%	05/15/19	4,675	4,703,050
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%	05/15/17	10,850	11,026,312
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21	2,925	3,188,250

				89,281,277

Capital Goods — 5.3%
Anixter, Inc., Gtd. Notes	5.625%	05/01/19	9,300	10,009,125
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,136,375; purchased 01/16/14-02/11/14)(c)(d)	7.000%	02/01/19	1,125	1,161,563
Case New Holland Industrial, Inc., Gtd. Notes	7.875%	12/01/17	2,570	2,843,062
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $2,725,000; purchased 03/21/14)(c)(d)	8.750%	12/15/19	2,500	2,518,750
CNH Industrial Capital LLC, Gtd. Notes	3.625%	04/15/18	375	375,469
CNH Industrial Capital LLC, Gtd. Notes	3.875%	11/01/15	250	251,563
Dycom Investments, Inc., Gtd. Notes	7.125%	01/15/21	2,000	2,105,000
Hertz Corp. (The), Gtd. Notes	7.500%	10/15/18	5,716	5,916,060
International Wire Group Holdings, Inc., Sec’d. Notes, 144A(b)	8.500%	10/15/17	3,150	3,283,875

Michael Baker International LLC/CDL Acquisition Co., Inc., Sr. Sec’d. Notes, 144A	8.250%		10/15/18		7,910	7,741,912
NCSG Crane & Heavy Haul Services, Inc. (Canada), Sec’d. Notes, 144A	9.500%		08/15/19		3,525	2,344,125
Polymer Group, Inc., Sr. Sec’d. Notes	7.750%		02/01/19		1,978	2,054,648
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A(b)	7.000%		05/15/18		9,272	9,503,800
SPX Corp., Gtd. Notes(b)	6.875%		09/01/17		6,781	7,391,290
Terex Corp., Gtd. Notes(b)	6.500%		04/01/20		2,900	3,037,750
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $6,917,735; purchased 01/31/13-06/30/14)(c)(d)	7.500%		02/15/19		6,583	6,694,384
United Rentals North America, Inc., Gtd. Notes	8.250%		02/01/21		2,364	2,544,255
WireCo WorldGroup, Inc., Gtd. Notes	9.500%		05/15/17		1,650	1,526,250

						71,302,881

Capital Markets — 0.2%
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20		2,350	2,243,075

Chemicals — 3.5%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A(b)	7.375%		05/01/21		21,450	23,273,250
Hexion, Inc., Sr. Sec’d. Notes(b)	8.875%		02/01/18		4,600	4,220,500
Koppers, Inc., Gtd. Notes	7.875%		12/01/19		17,627	17,979,540
PolyOne Corp., Sr. Unsec’d. Notes	7.375%		09/15/20		1,200	1,257,000

						46,730,290

Consumer — 1.8%
Galaxy Bidco Ltd. (United Kingdom), Sr. Sec’d. Notes, 144A	5.567	%(a)	11/15/19	GBP	1,050	1,592,781
Laureate Education, Inc., Gtd. Notes, 144A(b)	10.000%		09/01/19		6,700	6,482,250
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625%		12/15/20		6,374	6,676,765
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18		7,730	8,928,150

						23,679,946

Electric — 3.0%
AES Corp., Sr. Unsec’d. Notes	3.262	%(a)	06/01/19		1,725	1,729,313
AES Corp., Sr. Unsec’d. Notes	7.375%		07/01/21		1,800	2,014,875
AES Corp., Sr. Unsec’d. Notes(b)	8.000%		06/01/20		182	212,940
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16		901	946,050
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21		3,400	3,701,750
Dynegy, Inc., Gtd. Notes, 144A(b)	6.750%		11/01/19		8,575	9,068,062
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.500%		10/15/18		2,525	2,607,062
Mirant Mid-Atlantic Trust, Pass-Through Certificates, Series B	9.125%		06/30/17		776	822,040
NRG Energy, Inc., Gtd. Notes	7.625%		01/15/18		12,500	13,931,250
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20		4,375	4,600,750
NRG REMA LLC, Pass-Through Certificates(c)	9.237%		07/02/17		359	382,168

						40,016,260

Energy - Integrated
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%		12/12/21		200	186,000

Energy - Other — 1.0%
California Resources Corp., Gtd. Notes(b)	5.000%		01/15/20		1,750	1,666,875
CGG SA (France), Gtd. Notes(b)	7.750%		05/15/17		288	282,240
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes(b)	9.375%		05/01/20		225	244,406

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $1,102,500; purchased 03/15/13-03/18/13)(c)(d)	8.000%		02/15/20		1,000	1,040,000
PHI, Inc., Gtd. Notes	5.250%		03/15/19		1,650	1,596,375
SESI LLC, Gtd. Notes	6.375%		05/01/19		2,925	3,005,438
Whiting Canadian Holding Co., ULC, Gtd. Notes	8.125%		12/01/19		5,000	5,300,000

						13,135,334

Food & Beverage — 4.9%
Aramark Services, Inc., Gtd. Notes	5.750%		03/15/20		1,005	1,048,969
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%		10/05/16		1,600	1,747,336
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750%		01/01/20		7,125	7,499,062
Diamond Foods, Inc., Gtd. Notes, 144A	7.000%		03/15/19		8,050	8,331,750
Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.822	%(a)	07/15/20	GBP	2,254	2,941,176
JBS SA (Brazil), Sr. Unsec’d. Notes, RegS	10.500%		08/04/16		1,500	1,635,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $4,865,625; purchased 06/17/14)(c)(d)	7.250%		06/01/21		4,500	4,754,250
Landry’s, Inc., Gtd. Notes, 144A (original cost $16,476,107; purchased 05/27/14-05/07/15)(c)(d)	9.375%		05/01/20		15,255	16,418,194
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%		11/01/19		4,275	4,638,375
Smithfield Foods, Inc., Sr. Unsec’d. Notes	7.750%		07/01/17		2,825	3,121,625
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%		08/01/18		3,425	3,497,781
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes (original cost $9,987,219; purchased 12/06/13-10/07/14)(c)(d)	8.875%		12/15/17		9,237	9,675,757

						65,309,275

Gaming — 7.3%
CCM Merger, Inc., Gtd. Notes, 144A (original cost $6,253,325; purchased 09/04/13-05/21/14)(c)(d)	9.125%		05/01/19		5,935	6,439,475
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	4.375%		11/01/18		6,425	6,649,875
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(b)	8.500%		12/01/21		2,235	2,346,750
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%		06/15/20		4,675	5,084,063
MGM Resorts International, Gtd. Notes(b)	7.625%		01/15/17		11,070	11,914,088
MGM Resorts International, Gtd. Notes(b)	8.625%		02/01/19		9,381	10,788,150
MGM Resorts International, Gtd. Notes(b)	10.000%		11/01/16		8,080	8,888,000
MTR Gaming Group, Inc., Sec’d. Notes(b)	11.500%		08/01/19		12,557	13,404,597
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A(b)	5.250%		11/15/19		2,800	2,894,360
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A	8.375%		02/15/18		13,021	13,688,326
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%		04/15/21		5,400	5,730,750
Pinnacle Entertainment, Inc., Gtd. Notes	8.750%		05/15/20		5,966	6,234,470
Station Casinos LLC, Gtd. Notes(b)	7.500%		03/01/21		4,005	4,265,325

						98,328,229

Healthcare & Pharmaceutical — 11.6%
Capella Healthcare, Inc., Gtd. Notes	9.250%		07/01/17		4,400	4,521,000
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A(b)	7.000%		05/15/19		6,525	6,671,812
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%		11/15/19		16,674	17,716,125
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%		12/15/18		10,784	11,323,200
Elli Finance UK PLC (United Kingdom), Sr. Sec’d. Notes, RegS	8.750%		06/15/19	GBP	1,950	2,973,819
Emdeon, Inc., Gtd. Notes	11.000%		12/31/19		15,000	16,425,000
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(b)	7.000%		12/15/20		4,025	4,236,313
HCA Holdings, Inc., Sr. Unsec’d. Notes	7.750%		05/15/21		15,972	17,090,359
HCA, Inc., Gtd. Notes	6.500%		02/15/16		250	258,438

HCA, Inc., Gtd. Notes(b)	8.000%		10/01/18		9,358	10,902,070
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19		4,600	4,774,340
IDH Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.562	%(a)	12/01/18	GBP	2,000	3,041,511
IDH Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%		12/01/18	GBP	1,000	1,558,966
Kindred Healthcare, Inc., Gtd. Notes, 144A(b)	8.000%		01/15/20		1,000	1,081,250
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC, Gtd. Notes, 144A(b)	4.875%		04/15/20		5,375	5,502,656
MedAssets, Inc., Gtd. Notes(b)	8.000%		11/15/18		14,549	15,058,215
Priory Group No. 3 PLC (United Kingdom), Sr. Sec’d. Notes, RegS	7.000%		02/15/18	GBP	184	290,671
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%		11/01/18		6,450	7,026,436
Tenet Healthcare Corp., Sr. Unsec’d. Notes(b)	8.000%		08/01/20		1,000	1,045,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(b)	5.000%		03/01/19		4,000	3,990,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	5.375%		03/15/20		7,925	8,261,812
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%		08/15/18		4,900	5,178,688
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%		07/15/21		6,150	6,728,100

						155,655,781

Hotels, Restaurants & Leisure — 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%		03/15/21		865	903,925
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%		03/15/18		2,000	2,202,400

						3,106,325

Media & Entertainment — 3.8%
AMC Entertainment, Inc., Gtd. Notes	9.750%		12/01/20		9,250	10,112,100
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21		6,920	7,525,500
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $4,679,875; purchased 06/26/14-08/04/14)(c)(d)	7.500%		08/15/19		4,650	4,719,750
Carmike Cinemas, Inc., Sec’d. Notes(b)	7.375%		05/15/19		2,875	3,044,625
Cinemark USA, Inc., Gtd. Notes	7.375%		06/15/21		2,000	2,145,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(b)	7.625%		03/15/20		525	547,969
Crown Media Holdings, Inc., Gtd. Notes	10.500%		07/15/19		1,000	1,060,000
Entercom Radio LLC, Gtd. Notes	10.500%		12/01/19		6,882	7,484,175
Gannett Co., Inc., Gtd. Notes	6.375%		09/01/15		560	565,600
Gannett Co., Inc., Gtd. Notes	7.125%		09/01/18		1,000	1,027,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $7,245,456; purchased 07/30/13-05/19/15)(c)(d)	5.000%		08/01/18		7,067	7,279,010
National CineMedia LLC, Sr. Unsec’d. Notes	7.875%		07/15/21		4,750	5,011,250

						50,522,479

Metals — 4.7%
AK Steel Corp., Sr. Sec’d. Notes	8.750%		12/01/18		10,775	11,394,562
Alcoa, Inc., Sr. Unsec’d. Notes(b)	6.750%		07/15/18		4,000	4,535,876
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	5.125%		06/01/20		1,800	1,827,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	5.250%		02/25/17		422	439,935
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	6.125%		06/01/18		8,857	9,499,132
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	10.600%		06/01/19		4,500	5,456,250
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%		04/01/20		500	510,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	8.250%		11/01/19		3,200	2,928,000

JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,526,565; purchased 10/07/14-10/28/14)(b)(c)(d)	8.250%	03/15/18	2,494	2,257,070
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(b)	7.500%	11/01/20	8,300	8,974,375
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	1,650	1,722,188
Peabody Energy Corp., Gtd. Notes(b)	6.000%	11/15/18	5,400	3,834,000
Steel Dynamics, Inc., Gtd. Notes(b)	6.125%	08/15/19	6,460	6,896,050
United States Steel Corp., Sr. Unsec’d. Notes	7.000%	02/01/18	1,926	2,082,488

				62,356,926

Non-Captive Finance — 0.9%
CIT Group, Inc., Sr. Unsec’d. Notes(b)	5.250%	03/15/18	250	261,250
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	04/01/19	1,000	1,093,600
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%	09/01/17	1,600	1,812,000
Navient Corp., Sr. Unsec’d. Notes, MTN(b)	8.000%	03/25/20	150	169,125
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	3,150	3,528,000
OneMain Financial Holdings, Inc., Gtd. Notes, 144A(b)	6.750%	12/15/19	5,075	5,433,396

				12,297,371

Packaging — 3.4%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	7,620	7,829,550
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	1,000	1,070,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.250%	01/31/19	400	407,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	01/31/21	3,700	3,811,000
Berry Plastics Corp., Sec’d. Notes(b)	9.750%	01/15/21	3,859	4,255,705
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is (New Zealand), Gtd. Notes, 144A	6.000%	06/15/17	1,625	1,641,250
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	4,262	4,496,410
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	6,210	7,048,350
Owens-Illinois, Inc., Gtd. Notes	7.800%	05/15/18	4,829	5,444,698
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	5,850	5,937,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.875%	08/15/19	1,350	1,431,000
Sealed Air Corp., Gtd. Notes, 144A(b)	6.500%	12/01/20	2,365	2,636,975

				46,009,688

Paper — 0.5%
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	4,150	4,378,250
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%	12/15/19	1,975	1,915,750

				6,294,000

Pipelines & Other — 0.5%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	1,425	1,499,813
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	1,525	1,589,812
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $3,247,125; purchased 01/10/13-05/26/15)(b)(c)(d)	6.000%	01/15/19	3,100	3,262,750

				6,352,375

Real Estate Investment Trusts — 0.2%
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes	5.875%	06/01/21	3,125	3,210,937

Retailers — 2.1%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(b)	9.250%		08/01/19		8,400	8,883,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(b)	9.000%		03/15/19		8,630	7,659,125
Family Tree Escrow LLC, Sr. Sec’d. Notes, 144A(b)	5.250%		03/01/20		1,175	1,232,281
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $1,915,813; purchased 12/10/13-01/03/14)(c)(d)	9.250%		06/15/21		1,825	1,975,563
THOM Europe SAS (France), Sr. Sec’d. Notes, 144A	7.375%		07/15/19	EUR	6,000	6,952,224
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	8.500%		12/01/17		2,000	2,015,000

						28,717,193

Technology — 13.2%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	4.625%		07/01/17		9,800	10,081,750
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%		11/15/20		2,150	2,279,000
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	8.875%		01/01/20		5,500	6,036,250
Ancestry.com, Inc., Gtd. Notes	11.000%		12/15/20		700	798,000
Audatex North America, Inc., Gtd. Notes, 144A	6.000%		06/15/21		1,500	1,565,310
Brightstar Corp., Gtd. Notes, 144A (original cost $7,537,919; purchased 11/08/12-04/10/15)(c)(d)	9.500%		12/01/16		7,105	7,349,412
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $6,013,728; purchased 07/26/13-12/18/13)(c)(d)	7.250%		08/01/18		5,625	5,962,500
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	6.625%		06/01/20		9,540	9,826,200
CommScope, Inc., Sr. Sec’d. Notes, 144A	4.375%		06/15/20		3,950	3,984,563
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21		5,941	6,319,739
First Data Corp., Gtd. Notes	12.625%		01/15/21		24,240	28,391,100
Freescale Semiconductor, Inc., Gtd. Notes	10.750%		08/01/20		10,428	11,144,925
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%		01/15/22		9,220	9,934,550
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%		12/15/17		2,400	2,418,000
Interactive Data Corp., Gtd. Notes, 144A(b)	5.875%		04/15/19		11,170	11,295,662
Jabil Circuit, Inc., Sr. Unsec’d. Notes	7.750%		07/15/16		150	160,125
Jabil Circuit, Inc., Sr. Unsec’d. Notes	8.250%		03/15/18		2,300	2,647,875
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%		01/15/19		7,525	8,061,156
SunGard Data Systems, Inc., Gtd. Notes(b)	6.625%		11/01/19		2,987	3,117,681
SunGard Data Systems, Inc., Gtd. Notes	7.375%		11/15/18		14,812	15,422,995
SunGard Data Systems, Inc., Gtd. Notes	7.625%		11/15/20		6,250	6,609,375
TransUnion, Sr. Unsec’d. Notes, PIK	8.125%		06/15/18		12,491	12,803,275
TransUnion, Sr. Unsec’d. Notes, PIK	9.625%		06/15/18		10,745	10,812,156

						177,021,599

Telecommunications — 6.2%
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%		06/15/17		849	885,083
CenturyLink, Inc., Sr. Unsec’d. Notes(b)	6.000%		04/01/17		850	903,125
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%		09/15/19		738	797,040
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%		12/01/16		2,000	2,372,500
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%		01/31/20		6,750	7,560,675
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%		01/31/20	EUR	300	369,028
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%		10/01/18		1,150	1,268,588
Level 3 Financing, Inc., Gtd. Notes	3.914	%(a)	01/15/18		1,585	1,604,813
Level 3 Financing, Inc., Gtd. Notes	7.000%		06/01/20		6,659	7,133,454
Level 3 Financing, Inc., Gtd. Notes	8.625%		07/15/20		9,687	10,449,851
Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19		550	570,405
Sprint Communications, Inc., Gtd. Notes, 144A(b)	9.000%		11/15/18		9,715	11,135,819
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%		12/01/16		1,427	1,484,080
Sprint Communications, Inc., Sr. Unsec’d. Notes	8.375%		08/15/17		12,517	13,674,822
Sprint Communications, Inc., Sr. Unsec’d. Notes	9.125%		03/01/17		400	437,200
T-Mobile USA, Inc., Gtd. Notes(b)	6.542%		04/28/20		2,475	2,617,312
T-Mobile USA, Inc., Gtd. Notes	6.625%		11/15/20		1,000	1,047,500

TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%		04/03/18		400	402,000
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%		06/04/18		5,000	5,572,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%		04/30/18		1,000	1,075,000
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	4.011	%(a)	07/15/20	EUR	2,000	2,196,595
Windstream Services LLC, Gtd. Notes(b)	7.750%		10/15/20		3,000	3,048,750
Windstream Services LLC, Gtd. Notes(b)	7.875%		11/01/17		5,422	5,842,205
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%		07/01/20		846	955,980

						83,403,825

Transportation — 1.4%
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $12,783,188; purchased 04/15/14)(c)(d)	8.375%		12/15/18		11,850	12,353,625
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875%		09/01/19		6,125	6,576,719

						18,930,344

TOTAL CORPORATE BONDS (cost $1,282,272,398)						1,269,260,433

FOREIGN AGENCIES — 0.2%
Petrobras Global Finance BV (Brazil), Gtd. Notes(b)	2.000%		05/20/16		1,650	1,627,065
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.875%		01/27/16		1,153	1,157,612

TOTAL FOREIGN AGENCIES (cost $2,724,426)						2,784,677

TOTAL LONG-TERM INVESTMENTS (cost $1,320,911,294)						1,306,066,463

SHORT-TERM INVESTMENT — 16.8%

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $225,430,791; includes $184,578,943 of cash collateral for securities on loan)(e)(f)					225,430,791	225,430,791

TOTAL INVESTMENTS — 114.1% (cost $1,546,342,085)(g)						1,531,497,254
Liabilities in excess of other assets(h) — (14.1)%						(189,610,382)

NET ASSETS — 100.0%						$1,341,886,872

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
MTN	Medium Term Note
PIK	Payment-in-Kind
EUR	Euro
GBP	British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2015.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $180,393,613; cash collateral of $184,578,943 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $103,485,374. The aggregate value of $101,813,265, is approximately 7.6% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$1,565,190,804

Appreciation	5,336,447
Depreciation	(39,029,997)

Net Unrealized Depreciation	$(33,693,550)

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at May 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 06/02/15	Goldman Sachs & Co.	GBP	7,726	$11,883,729	$11,807,691	$(76,038)
Euro,
Expiring 06/02/15	Bank of America	EUR	2,312	2,588,833	2,538,907	(49,926)
Expiring 06/02/15	Bank of America	EUR	1,848	2,083,348	2,029,929	(53,419)
Expiring 06/02/15	Goldman Sachs & Co.	EUR	15,825	17,245,872	17,380,186	134,314

				$33,801,782	$33,756,713	$(45,069)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 06/02/15	Goldman Sachs & Co.	GBP	7,726	$11,747,914	$11,807,691	$(59,777)
Expiring 07/02/15	Goldman Sachs & Co.	GBP	7,726	11,881,179	11,804,985	76,194
Euro,
Expiring 06/02/15	Barclays Capital Group	EUR	1,307	1,465,296	1,435,736	29,560
Expiring 06/02/15	Goldman Sachs & Co.	EUR	18,650	20,306,871	20,483,632	(176,761)
Expiring 06/02/15	UBS AG	EUR	27	30,127	29,654	473
Expiring 07/02/15	Goldman Sachs & Co.	EUR	15,825	17,253,468	17,387,596	(134,128)

				$62,684,855	$62,949,294	$(264,439)

						$(309,508)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of May 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$34,021,353	$—
Corporate Bonds	—	1,249,072,393	20,188,040
Foreign Agencies	—	2,784,677	—
Affiliated Money Market Mutual Fund	225,430,791	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(309,508)	—

Total	$225,430,791	$1,285,568,915	$20,188,040

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds
Balance as of 8/31/14	$175,966	$383,290
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	(1,313)	(159,093)
Purchases	—	19,516,375
Sales	(174,653)	(180)
Accrued discount/premium	—	—
Transfers into Level 3	—	830,938
Transfers out of Level 3	—	(383,290)

Balance as of 5/31/15	$—	$20,188,040

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, $(159,093) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of May 31, 2015	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$20,188,040	Market Approach	Single Broker Indicative Quote

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$383,290	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Corporate Bonds	830,938	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Notes to the Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Restricted and Illiquid Securities: Each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc 15

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date July 20, 2015

*	Print the name and title of each signing officer under his or her signature.